Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segments [Abstract]
Operating Segments
				(2) Southern Cone
	Mexico	Telmex	Brazil	Argentina	Uruguay and Paraguay	Colombia	Andean	(1) Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2022 (in Ps.):
External revenues	236,608,249	83,046,967	165,804,342	34,363,532	4,456,541	70,925,374	55,426,258	47,054,127	40,859,951	105,956,056	—	844,501,397
Intersegment revenues	9,290,955	16,937,889	5,075,716	153,155	64,779	374,225	72,142	160,459	1,854,029	—	(33,983,349)	—

Total revenues	245,899,204	99,984,856	170,880,058	34,516,687	4,521,320	71,299,599	55,498,400	47,214,586	42,713,980	105,956,056	(33,983,349)	844,501,397
Depreciation and amortization	26,383,113	13,171,616	43,422,821	9,002,551	1,808,414	13,085,226	10,698,869	11,178,361	7,133,908	22,761,938	(13,031)	158,633,786
Operating income (loss)	76,708,954	16,172,472	26,665,816	2,570,848	(778,032)	14,170,936	8,262,395	7,540,132	10,284,834	16,155,520	(6,883,123)	170,870,752
Interest income	18,336,415	925,158	2,679,103	718,676	3,463	624,304	906,176	431,741	701,794	229,958	(20,733,209)	4,823,579
Interest expense	24,909,724	3,342,459	23,411,387	2,258,095	316,945	2,699,010	860,572	1,033,792	1,152,370	1,281,857	(20,007,408)	41,258,803
Income tax	30,642,242	2,767,673	454,205	(286,202)	126,003	2,286,809	2,870,743	1,708,728	2,432,392	3,151,281	(109,785)	46,044,089
Equity interest in net result of associated companies	(1,821,608)	31,000	20,864	(2,198)	—	—	—	—	—	(39,490)	—	(1,811,432)
Net profit (loss) attributable to equity holders of the parent continues operations	63,711,537	(373,036)	10,254,969	(700,478)	(231,151)	6,486,771	6,122,291	5,059,038	6,649,004	11,795,662	(25,896,201)	82,878,406
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	—	(6,719,015)

Net profit (loss) attributable to equity holders of the parent	63,711,537	(373,036)	10,254,969	(700,478)	(231,151)	6,486,771	6,122,291	5,059,038	6,649,004	11,795,662	(25,896,201)	76,159,391
Assets by segment	1,042,849,460	215,543,807	407,802,373	79,283,120	10,258,999	104,769,670	85,782,831	96,321,649	101,143,182	154,774,150	(680,429,897)	1,618,099,344
Plant, property and equipment, net	49,677,868	134,928,482	159,382,793	38,525,335	4,149,285	44,999,710	33,480,299	41,312,113	40,606,623	72,272,633	(462,650)	618,872,491
Revalued of assets	—	—	—	—	—	7,700,459	5,938,449	—	1,434,188	23,280,623	—	38,353,719
Rights of use, net	13,376,913	341,761	41,889,175	10,093,774	3,414,583	3,454,148	10,654,759	20,937,724	3,904,201	14,089,596	(282,538)	121,874,096
Goodwill	26,481,707	215,381	31,085,202	199,984	—	8,495,090	4,678,851	6,312,511	14,186,723	49,465,916	—	141,121,365
Licenses and rights, net	10,559,914	106,659	37,638,695	12,137,641	827,380	8,068,013	4,271,910	3,599,560	10,124,134	20,461,281	—	107,795,187
Liabilities by segments	621,482,350	204,294,033	297,234,805	47,430,485	7,120,057	57,393,854	36,223,727	42,725,447	48,434,551	97,527,392	(279,596,630)	1,180,270,071

(1)	Discontinued operations (Panama disposal)
(2)	Discontinued operations (Claro Chile, SpA joint venture)

				Southern Cone
	Mexico	Telmex	Brazil	Argentina	Uruguay and Paraguay	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2023 (in Ps.):
External revenues	248,890,778	84,821,370	162,224,734	18,884,623	3,995,812	62,342,147	52,903,716	43,964,411	37,148,876	100,836,377	—	816,012,844
Intersegment revenues	9,896,948	17,010,698	4,485,048	38,080	9,876	376,010	87,974	99,850	1,119,554	—	(33,124,038)	—

Total revenues	258,787,726	101,832,068	166,709,782	18,922,703	4,005,688	62,718,157	52,991,690	44,064,261	38,268,430	100,836,377	(33,124,038)	816,012,844
Depreciation and amortization	26,640,899	14,333,486	44,302,136	5,677,627	1,319,462	13,360,622	10,084,882	10,028,603	7,189,119	21,008,775	(2,159,547)	151,786,064
Operating income (loss)	84,816,739	12,063,692	25,618,154	515,233	(444,485)	9,958,999	10,638,985	6,956,209	7,723,115	15,751,978	(5,815,104)	167,783,515
Interest income	27,202,474	1,465,927	4,252,205	543,248	4,231	867,151	2,338,242	621,068	1,616,687	392,951	(29,675,844)	9,628,340
Interest expense	28,164,647	7,176,879	25,691,398	968,299	113,909	3,342,195	2,333,600	1,325,213	1,735,648	1,971,189	(28,277,736)	44,545,241
Income tax	30,378,228	(625,561)	(1,730,068)	(4,760,360)	(1,721)	1,427,740	4,141,240	1,728,005	1,674,363	2,785,214	(473,077)	34,544,003
Equity interest in net result of associated companies	(5,458,577)	41,642	32,776	(1,814)	—	—	—	(1,143)	—	15,292	—	(5,371,824)
Net profit (loss) attributable to equity holders of the parent	43,053,030	(5,278,857)	9,866,950	(8,101,032)	(294,922)	4,180,800	7,769,059	4,733,871	5,604,618	11,145,743	3,431,357	76,110,617
Assets by segment	1,029,618,098	238,216,814	383,653,519	53,570,541	9,187,465	115,103,155	98,293,206	91,976,207	101,862,049	167,594,129	(724,889,223)	1,564,185,960
Plant, property and equipment, net	46,695,107	150,219,598	150,226,089	21,087,810	4,089,689	53,038,210	30,416,383	42,790,489	35,214,165	86,706,171	(1,072,086)	619,411,625
Revalued of assets	—	—	—	—	—	8,040,753	—	—	—	1,198,526	—	9,239,279
Rights of use, net	5,169,432	220,565	40,606,564	7,983,658	2,374,873	3,965,376	13,509,229	17,107,790	6,669,681	16,115,920	(154,768)	113,568,320
Goodwill	26,434,428	215,381	29,437,800	—	201,912	9,304,613	4,603,998	6,279,966	14,186,723	55,414,076	—	146,078,897
Licenses and rights, net	10,555,645	92,065	32,446,402	10,603,388	1,017,772	10,227,439	3,180,343	4,660,729	8,593,842	18,520,001	—	99,897,626
Liabilities by segments	628,519,912	236,678,379	313,072,959	36,668,486	4,512,644	59,510,611	46,189,708	37,051,349	47,864,665	93,944,278	(361,529,413)	1,142,483,578

				Southern Cone (1)
	Mexico	Telmex	Brazil	Argentina	Uruguay, Paraguay and Chile	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2024 (in Ps.):
External revenues	252,179,477	90,710,597	165,401,035	39,574,605	8,025,389	71,436,983	51,284,298	48,136,010	35,181,218	107,290,972	—	869,220,584
Intersegment revenues	12,850,407	17,009,409	4,889,447	108,973	25,606	364,005	140,126	105,832	1,169,243	388,927	(37,051,975)	—

Total revenues	265,029,884	107,720,006	170,290,482	39,683,578	8,050,995	71,800,988	51,424,424	48,241,842	36,350,461	107,679,899	(37,051,975)	869,220,584
Depreciation and amortization	25,628,734	14,935,037	42,956,936	11,737,247	3,932,327	16,069,344	10,697,841	11,814,612	7,215,207	23,409,159	(4,268,083)	164,128,361
Operating income (loss)	89,445,892	14,745,648	30,925,701	1,557,289	(2,353,311)	9,644,694	8,112,560	7,536,522	5,876,774	16,346,663	(1,738,342)	180,100,090
Interest income	22,978,028	1,412,233	2,069,164	1,093,853	14,055	572,336	2,457,448	617,545	1,870,519	412,679	(24,489,640)	9,008,220
Interest expense	37,936,534	4,600,341	24,096,598	2,518,511	431,181	4,034,032	2,329,634	1,103,466	1,374,621	2,160,180	(24,565,344)	56,019,754
Income tax	16,661,724	2,496,264	(3,271,970)	9,953,687	(1,459,393)	1,481,320	2,680,751	2,058,918	2,665,185	2,145,866	(173,909)	35,238,443
Equity interest in net result of associated companies	(5,294,505)	49,924	44,122	—	—	—	—	(987)	—	22,334	—	(5,179,112)
Net profit (loss) attributable to equity holders of the parent	(26,212,930)	(5,237,369)	(4,412,015)	6,105,737	(1,365,108)	2,291,033	5,469,348	5,565,820	3,324,641	12,051,439	25,321,429	22,902,025
Assets by segment	1,022,191,247	257,019,909	350,641,199	92,425,415	67,214,434	136,037,736	109,408,583	115,513,670	110,510,952	197,030,441	(664,072,629)	1,793,920,957
Plant, property and equipment, net	45,781,814	154,257,837	139,860,917	44,007,209	36,280,537	53,548,458	35,887,323	55,113,984	41,501,202	99,353,054	(2,264,994)	703,327,341
Revalued of assets	—	—	—	—	—	7,954,569	—	—	—	2,502,519	—	10,457,088
Rights of use, net	81,713,962	193,632	35,137,224	8,941,870	7,973,991	4,771,008	15,072,246	20,238,997	6,900,369	18,561,879	(44,800)	199,460,378
Goodwill	26,497,724	215,381	27,897,869	201,940	4,735,752	9,677,519	4,720,170	6,328,845	14,186,723	62,374,446	—	156,836,369
Licenses and rights, net	9,331,883	73,248	26,611,997	20,464,792	1,938,693	20,291,075	4,057,611	5,164,105	9,936,893	19,155,291	—	117,025,588
Liabilities by segments	733,673,637	205,016,281	287,411,028	56,329,087	40,851,110	78,608,757	61,627,902	42,458,437	44,392,804	104,786,220	(293,418,627)	1,361,736,636

(1)	Includes the acquisitions of Claro Chile, SpA (see note 1, item II, j)